Condensed Balance Sheets (Current Period Unaudited) (Parentheticals) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Feb. 16, 2018	Dec. 31, 2017
Allowance for doubtful accounts	$ 185	$ 260		$ 146
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized (in shares)	5,000,000	5,000,000		5,000,000
Preferred stock, shares issued (in shares)	44,923	45,671		0
Preferred stock, shares outstanding (in shares)	44,923	45,671		0
Preferred stock, liquidation value	$ 47,430	$ 44,718		$ 0
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001		$ 0.001
Common stock, shares authorized (in shares)	100,000,000	100,000,000		100,000,000
Common stock, shares issued (in shares)	10,342,179	3,492,200		83,360
Common stock, shares outstanding (in shares)	10,342,179	3,492,200		83,360